Earnings Per Share Earnings Per Share (Policies)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Policy Text Block]	Basic and diluted earnings per share are based on the weighted-average number of shares of common stock and potential common stock outstanding during the period. Potential common stock, for purposes of determining diluted earnings per share, includes the effects of dilutive RSUs, stock options, and equity units. The effect of such potential common stock is computed using the treasury stock method for RSUs and stock options, and is computed using the if-converted method for equity units.